UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

30 Vesey Street, 9th Floor New York, NY 10007
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, New York 10007

(Name and address of agent for service)

Registrant's telephone number, including area code: 917-477-2521

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – June 30, 2017_

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF did not hold any securities for which it voted a proxy during the reporting period.

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF did not hold any securities for which it voted a proxy during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, President

Date	August 8, 2017

*Print the name and title of each signing officer under his or her signature.